Fees Summary	May 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,452,822,537.03
Previously Paid Amount	0
Total Fee Amount	528,627.14
Total Offset Amount	0
Net Fee	$ 528,627.14